OPERATING SEGMENTS (Schedule of Revenues from Major Customers) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of major customers [line items]
Additional information about revenues	100.00%	100.00%	100.00%
Customer A (subsidiary shareholder) [Member]
Disclosure of major customers [line items]
Additional information about revenues	62.00%	48.00%	35.00%
Customer B Member
Disclosure of major customers [line items]
Additional information about revenues	0.00%	0.00%	20.00%
Customer C Member
Disclosure of major customers [line items]
Additional information about revenues	0.00%	26.00%	17.00%
Customer D [Member]
Disclosure of major customers [line items]
Additional information about revenues	17.00%	0.00%	0.00%